Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals) - $ / shares	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Redeemable Shares [Member]
Schedule of Basic and Diluted Net Income (Loss) Per Share [Abstract]
Diluted net income (loss) per share		$ 0.11	$ (0.03)	$ 0.22	$ 0.85	$ 0.64
Non-Redeemable Shares [Member]
Schedule of Basic and Diluted Net Income (Loss) Per Share [Abstract]
Diluted net income (loss) per share	$ (0.03)	$ (0.12)	$ (0.08)	$ (0.22)	$ (2.16)	$ (1.99)